PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PREMISES AND EQUIPMENT
Schedule of premises and equipment
	2015	2014

Land	$1,351	$1,351
Office buildings and improvements	5,485	5,451
Furniture, fixtures, and equipment	1,863	1,844

	8,699	8,646
Less accumulated depreciation	5,235	5,023

	$3,464	$3,623